PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31,
	2 0 2 0	2 0 1 9

Government institutions	142	157
Prepaid expenses	124	200
Deposits	11	11
Other assets	8	32
	285	400